Business Combinations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 14, 2020	Jun. 30, 2022	Jun. 03, 2020	May 07, 2020	Dec. 31, 2019
Sunway Kids [Member]
Business Combinations (Details) [Line Items]
Business combinations, description	The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued.
Color China [Member]
Business Combinations (Details) [Line Items]
Business combinations, description		on June 3, 2020 were valued at approximately $4.0 million, consisted of 4,633,333 ordinary shares issued at a fair value of $1,963,607 based on the closing market price of $0.4238 per share on June 3, 2020, and cash payment of $2.0 million.
Business combinations ownership, percentage				100.00%
Share Exchange Agreement [Member]
Business Combinations (Details) [Line Items]
Business combinations ordinary shares issued	1,989,262		4,633,333	4,633,333	1,989,262
Ordinary shares amount (in Dollars)					$ 2.0
Business combinations aggregate amount paid to sellers (in Dollars)				$ 2.0